Stock-Based Compensation - Schedule of Share-based Compensation, Warrant Activity (Details) - Warrants - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Beginning balance (in shares)	8,644,932	1,671,202
Issued (in shares)	0	15,818,788
Exercised (in shares)	0	(8,845,058)
Ending balance (in shares)	8,644,932	8,644,932	1,671,202
Vested and exercisable (in shares)	1,775,202	1,524,522
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.01
Issued (in dollars per share)	0	$ 0.01
Exercised (in dollars per share)	0	0.01
Ending balance (in dollars per share)	0.01	0.01
Vested and exercisable (in dollars per share)	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Life (Years)
Outstanding (in years)	8 years 10 months 13 days	8 years 10 months 13 days	3 years 10 months 6 days
Vested and exercisable (in years)	3 years 9 months 25 days	4 years 1 month 6 days
Aggregate Intrinsic Value (In millions)
Outstanding at period start	$ 52,100,000	$ 20,700,000
Exercised		85,300,000
Outstanding at period end	52,100,000	52,100,000	$ 20,700,000
Vested and exercisable	$ 8,500,000	$ 9,200,000